NOTE 11 - BUSINESS SEGMENT INFORMATION: Schedule of Segment Reporting Information, by Segment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 614,943	$ 551,654	$ 2,251,469	$ 1,676,598
Total cost of revenue	337,102	226,949	879,951	981,520
Net income/(loss) before income tax provision	(579,157)	3,011	(983,121)	(1,987,122)
Depreciation and amortization	549	(768)	878	5,100
Consolidated
Revenue	614,943	551,654	2,251,469	1,676,598
Total cost of revenue	337,102	226,949	783,141	770,704
Long-lived Assets	732,030		732,030	715,140
Net income/(loss) before income tax provision	(579,157)	3,011	(983,121)	(1,975,971)
Identifiable Assets	1,654,206	2,008,524	1,819,128	2,092,341
Depreciation and amortization	549	768	878	5,100
Selling Expense		732,030		(210,816)
BergaMet
Revenue	614,943	551,654	2,251,472	1,676,598
Total cost of revenue	337,102	226,949	783,141	770,704
Long-lived Assets	229,304		193,260	212,413
Net income/(loss) before income tax provision	(203,549)	(19,171)	(164,625)	(701,833)
Identifiable Assets	1,654,206	2,008,524	1,819,128	2,092,341
Depreciation and amortization	549	768	878	5,100
Selling Expense		229,304		(210,816)
UBN
Revenue	0	0	(3)	0
Total cost of revenue	0	0	0	0
Long-lived Assets	502,727		538,771	502,727
Net income/(loss) before income tax provision	(813)	(663)	(358)	(136,308)
Identifiable Assets	0	0	0	0
Depreciation and amortization	0	0	0	0
Selling Expense		502,727
Corporate Segment
Revenue	0	0	0	0
Total cost of revenue	0	0	0	0
Long-lived Assets	0		0	0
Net income/(loss) before income tax provision	(374,794)	22,846	(818,138)	(1,137,830)
Identifiable Assets	0	0	0	0
Depreciation and amortization	$ 0	0	$ 0	$ 0
Selling Expense		$ 0